Estimates (Schedule of Other Non-Current Assets, net) (Details) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013
Unamortized financing costs (3 to 30 years)	$ 203	$ 167
Regulatory assets	85	86
Deferred Costs, Noncurrent	220	144
Restricted Cash and Cash Equivalents, Current	177	378
Other	223	147
Total other non-current assets, net	$ 908	$ 922